Issued capital and reserves - Disclosure of Reconciliation of Share Capital (Details)	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	211,252,951	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		151,542,785
Conversion of preference shares into ordinary shares (in shares)		(5,929,477)
Assign the preference shares to ListCo. (in shares)		5,929,477
Exercises of warrants (in shares)	0	114,024
Cancellation of preference shares (in shares)	(5,929,477)
Number of shares issued, end of period	210,323,474	211,252,951	40,000,000
November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		5,929,477
February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		7,000,000
March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		6,666,665
September 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	5,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	187,534,962	40,000,000	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		127,824,796
Conversion of preference shares into ordinary shares (in shares)		0
Assign the preference shares to ListCo. (in shares)		0
Exercises of warrants (in shares)	0	114,024	0
Cancellation of preference shares (in shares)	0
Number of shares issued, end of period	192,534,962	187,534,962	40,000,000
Ordinary shares | November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		5,929,477
Ordinary shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		7,000,000
Ordinary shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		6,666,665
Ordinary shares | September 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	5,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	23,717,989	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		23,717,989
Conversion of preference shares into ordinary shares (in shares)		(5,929,477)
Assign the preference shares to ListCo. (in shares)		5,929,477
Exercises of warrants (in shares)	0	0
Cancellation of preference shares (in shares)	(5,929,477)
Number of shares issued, end of period	17,788,512	23,717,989	0
Preference shares | November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		0
Preference shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		0
Preference shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		0
Preference shares | September 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	0